Interest in joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of interest in joint ventures
Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.21	12.31.20
SACME	50.00%	14	17